                          STREETTRACKS(R) SERIES TRUST

                        SUPPLEMENT DATED JANUARY 8, 2007
                    TO THE PROSPECTUS DATED OCTOBER 31, 2006

     The change in name for each Fund set forth below is effective immediately and all references in the Prospectus to the prior name are hereby revised to reflect the new name:

                   PRIOR NAME                                          NEW NAME
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Total Market ETF       SPDR(R) DJ Wilshire Total Market ETF
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streetTRACKS(R) DJ Wilshire Large Cap ETF          SPDR(R) DJ Wilshire Large Cap ETF
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streetTRACKS(R) DJ Wilshire Large Cap Growth ETF   SPDR(R) DJ Wilshire Large Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Large Cap Value ETF    SPDR(R) DJ Wilshire Large Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap ETF            SPDR(R) DJ Wilshire Mid Cap ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap Growth ETF     SPDR(R) DJ Wilshire Mid Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Mid Cap Value ETF      SPDR(R) DJ Wilshire Mid Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap ETF          SPDR(R) DJ Wilshire Small Cap ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap Growth ETF   SPDR(R) DJ Wilshire Small Cap Growth ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) DJ Wilshire Small Cap Value ETF    SPDR(R) DJ Wilshire Small Cap Value ETF
----------------------------------------------------------------------------------------------------
streetTRACKS(R) Dow Jones Global Titans ETF        SPDR(R) DJ Global Titans ETF
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streetTRACKS(R) DJ Wilshire REIT ETF               DJ Wilshire REIT ETF
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streetTRACKS(R) KBW Bank ETF                       KBW Bank ETF
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streetTRACKS(R) KBW Capital Markets ETF            KBW Capital Markets ETF
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streetTRACKS(R) KBW Insurance ETF                  KBW Insurance ETF
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streetTRACKS(R) Morgan Stanley Technology ETF      Morgan Stanley Technology ETF
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SPDR(R) Dividend ETF                               SPDR(R) S&P(R) Dividend ETF
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SPDR(R) Homebuilders ETF                           SPDR(R) S&P(R) Homebuilders ETF
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SPDR(R) Biotech ETF                                SPDR(R) S&P(R) Biotech ETF
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SPDR(R) Metals & Mining ETF                        SPDR(R) S&P(R) Metals & Mining ETF
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SPDR(R) Oil & Gas Equipment & Services ETF         SPDR(R) S&P(R) Oil & Gas Equipment & Services ETF
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                                                   SPDR(R) S&P(R) Oil & Gas Exploration & Production
SPDR(R) Oil & Gas Exploration & Production ETF     ETF
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SPDR(R) Pharmaceuticals ETF                        SPDR(R) S&P(R) Pharmaceuticals ETF
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SPDR(R) Retail ETF                                 SPDR(R) S&P(R) Retail ETF
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SPDR(R) Semiconductor ETF                          SPDR(R) S&P(R) Semiconductor ETF
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streetTRACKS(R) KBW Regional Banking ETF           KBW Regional Banking(SM) ETF
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

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE